11 Stock Options (Details) (Stock Options [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stock Options [Member]
Options Outstanding Number of Shares
Number of Options outstanding beginning balance	37,150
Number of Shares, Options Granted
Number of Shares, Options Exercised
Number of Shares, Options Expired
Number of Options outstanding ending balance	37,150	37,150
Number of Shares exercisable ending balance	37,150	37,150
Exercise Price per Share
Exercise Price per Share beginning balance minimum	$ 6.00
Exercise Price per Share beginning balance maximum	$ 55.00
Exercise Price per Share ending balance minimum	$ 6.00	$ 6.00
Exercise Price per Share ending balance maximum	$ 55.00	$ 55.00
Exercise Price per Share exercisable minimum ending balance	$ 6.00	$ 6.00
Exercise price per share exercisable maximum ending balance	$ 55.00	$ 55.00
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life ending balance	3 years 3 months 22 days	3 years 6 months 18 days
Weighted Average Remaining Contractual Life exercisable ending balance	3 years 3 months 22 days	3 years 4 months 28 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value beginning balance	$ 0
Aggregate Intrinsic Value ending balance	0	0
Aggregate Intrinsic Value Exercisable ending balance	$ 0	$ 0
Weighted Average Exercise Price per Share
WeightedAverage Exercise Price per Share beginning balance	$ 32.00
Weighted Average Exercise Price per Share ending balance	$ 32.00	$ 32.00
Weighted Average Exercise Price per Share Exercisable ending balance	$ 32.00	$ 32.00